Nuveen Core Equity Alpha Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JCE
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%   (96.7% of Total Investments)
X 196,567,011 COMMON STOCKS - 99.3% (96.2% of Total Investments)
X 196,567,011
Aerospace & Defense - 1.0%
5,030 Lockheed Martin Corp $ 1,943,039
Automobiles - 1.6%
12,180 Tesla Inc (2) 3,230,745
Banks - 2.4%
21,735 Bank of America Corp 656,397
36,910 Citigroup Inc 1,538,040
10,680 JPMorgan Chase & Co 1,116,060
32,390 Truist Financial Corp 1,410,261
3,270 Wells Fargo & Co 131,519
Total Banks 4,852,277
Beverages - 1.7%
9,760 Coca-Cola Co 546,755
16,760 PepsiCo Inc 2,736,238
Total Beverages 3,282,993
Biotechnology - 0.2%
2,460 AbbVie Inc 330,157
Building Products - 1.8%
19,280 Fortune Brands Home & Security Inc 1,035,143
20,020 Johnson Controls International PLC 985,385
10,220 Trane Technologies PLC 1,479,958
Total Building Products 3,500,486
Capital Markets - 1.9%
520 Cboe Global Markets Inc 61,032
20,480 Charles Schwab Corp 1,471,898
1,970 CME Group Inc 348,946
22,340 KKR & Co Inc 960,620
17,200 Tradeweb Markets Inc, Class A 970,424
Total Capital Markets 3,812,920
Chemicals - 1.0%
100 Air Products and Chemicals Inc 23,273
6,820 International Flavors & Fragrances Inc 619,461
400 LyondellBasell Industries NV, Class A 30,112
6,520 Sherwin-Williams Co 1,334,970
Total Chemicals 2,007,816
Commercial Services & Supplies - 1.9%
3,700 Cintas Corp 1,436,303
5,780 Republic Services Inc 786,311
2,980 Tetra Tech Inc 383,020
6,810 Waste Management Inc 1,091,030
Total Commercial Services & Supplies 3,696,664
Communications Equipment - 1.1%
53,080 Cisco Systems Inc 2,123,200

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JCE
Shares Description (1) Value
Consumer Finance - 0.8%
12,070 American Express Co $ 1,628,364
Containers & Packaging - 0.5%
32,960 Westrock Co 1,018,134
Diversified Consumer Services - 0.5%
24,370 H&R Block Inc 1,036,700
Diversified Financial Services - 2.2%
16,340 Berkshire Hathaway Inc, Class B (2) 4,363,107
Electric Utilities - 0.9%
13,780 Avangrid Inc 574,626
15,720 Eversource Energy 1,225,531
Total Electric Utilities 1,800,157
Electrical Equipment - 1.7%
11,510 AMETEK Inc 1,305,349
15,470 Emerson Electric Co 1,132,714
28,840 nVent Electric PLC 911,632
Total Electrical Equipment 3,349,695
Electronic Equipment, Instruments & Components - 1.6%
12,580 Avnet Inc 454,390
7,530 CDW Corp/DE 1,175,282
9,210 Keysight Technologies Inc (2) 1,449,286
Total Electronic Equipment, Instruments & Components 3,078,958
Entertainment - 0.5%
270 Madison Square Garden Sports Corp (2) 36,898
2,930 Walt Disney Co (2) 276,387
56,437 Warner Bros Discovery Inc (2) 649,025
Total Entertainment 962,310
Equity Real Estate Investment Trusts - 1.4%
24,760 Host Hotels & Resorts Inc 393,189
2,160 Simon Property Group Inc 193,860
27,300 Ventas Inc 1,096,641
39,990 Weyerhaeuser Co 1,142,114
Total Equity Real Estate Investment Trusts 2,825,804
Food & Staples Retailing - 2.9%
44,380 Albertsons Cos Inc, Class A 1,103,287
14,990 BJ's Wholesale Club Holdings Inc (2) 1,091,422
250 Costco Wholesale Corp 118,068
29,930 Kroger Co 1,309,437
16,059 Walmart Inc 2,082,852
Total Food & Staples Retailing 5,705,066
Food Products - 0.7%
35,280 Kraft Heinz Co 1,176,588
73 Seaboard Corp 248,394
Total Food Products 1,424,982
Health Care Equipment & Supplies - 2.4%
5,530 Abbott Laboratories 535,083
16,240 Edwards Lifesciences Corp (2) 1,341,911
3,670 IDEXX Laboratories Inc (2) 1,195,686

Shares Description (1) Value
Health Care Equipment & Supplies (continued)
21,060 Medtronic PLC $ 1,700,595
Total Health Care Equipment & Supplies 4,773,275
Health Care Providers & Services - 4.9%
690 Centene Corp (2) 53,689
6,820 Cigna Corp 1,892,345
20,290 CVS Health Corp 1,935,057
7,120 HCA Inc 1,308,585
8,840 UnitedHealth Group Inc 4,464,554
Total Health Care Providers & Services 9,654,230
Hotels, Restaurants & Leisure - 3.8%
36,330 Aramark 1,133,496
11,710 Hilton Worldwide Holdings Inc 1,412,460
9,930 Marriott International Inc/MD, Class A 1,391,591
8,500 McDonald's Corp 1,961,290
19,270 Starbucks Corp 1,623,690
Total Hotels, Restaurants & Leisure 7,522,527
Household Products - 1.2%
20,690 Colgate-Palmolive Co 1,453,473
8,030 Procter & Gamble Co 1,013,787
Total Household Products 2,467,260
Insurance - 0.8%
19,280 Brown & Brown Inc 1,166,055
170 Hartford Financial Services Group Inc 10,530
880 Marsh & McLennan Cos Inc 131,375
1,720 Progressive Corp 199,881
Total Insurance 1,507,841
Interactive Media & Services - 5.2%
39,600 Alphabet Inc, Class A (2) 3,787,740
38,400 Alphabet Inc, Class C (2) 3,692,160
21,050 Meta Platforms Inc (2) 2,856,064
Total Interactive Media & Services 10,335,964
Internet & Direct Marketing Retail - 3.5%
61,480 Amazon.com Inc (2) 6,947,240
It Services - 1.7%
21,070 Cognizant Technology Solutions Corp, Class A 1,210,261
8,750 Concentrix Corp 976,762
4,530 Gartner Inc (2) 1,253,406
Total It Services 3,440,429
IT Services - 2.8%
8,420 Accenture PLC, Class A 2,166,466
16,190 Amdocs Ltd 1,286,295
1,810 Fiserv Inc (2) 169,362
57,998 Kyndryl Holdings Inc (2) 479,643
2,061 Mastercard Inc 586,025
5,040 Visa Inc, Class A 895,356
Total IT Services 5,583,147
Life Sciences Tools & Services - 4.8%
9,400 Danaher Corp 2,427,926
1,080 Mettler-Toledo International Inc (2) 1,170,850
21,460 Syneos Health Inc (2) 1,011,839

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JCE
Shares Description (1) Value
Life Sciences Tools & Services (continued)
5,173 Thermo Fisher Scientific Inc $ 2,623,694
4,110 Waters Corp (2) 1,107,768
4,530 West Pharmaceutical Services Inc 1,114,742
Total Life Sciences Tools & Services 9,456,819
Media - 0.3%
17,530 Comcast Corp, Class A 514,155
Multiline Retail - 0.8%
6,840 Dollar General Corp 1,640,642
Multi-Utilities - 0.5%
17,630 CMS Energy Corp 1,026,771
Oil, Gas & Consumable Fuels - 5.8%
13,320 Chevron Corp 1,913,684
21,740 ConocoPhillips 2,224,872
2,130 EOG Resources Inc 237,985
43,450 Exxon Mobil Corp 3,793,620
27,610 HF Sinclair Corp 1,486,522
9,170 Marathon Petroleum Corp 910,856
10,210 Phillips 66 824,151
Total Oil, Gas & Consumable Fuels 11,391,690
Pharmaceuticals - 4.1%
680 Eli Lilly & Co 219,878
25,600 Johnson & Johnson 4,182,016
11,931 Merck & Co Inc 1,027,498
63,310 Pfizer Inc 2,770,445
Total Pharmaceuticals 8,199,837
Professional Services - 0.7%
2,810 Booz Allen Hamilton Holding Corp 259,504
12,850 Leidos Holdings Inc 1,123,989
Total Professional Services 1,383,493
Real Estate Management & Development - 0.3%
4,212 Jones Lang LaSalle Inc (2) 636,307
Road & Rail - 1.6%
49,840 CSX Corp 1,327,738
9,530 Union Pacific Corp 1,856,634
Total Road & Rail 3,184,372
Semiconductors & Semiconductor Equipment - 3.7%
887 Advanced Micro Devices Inc (2) 56,200
18,320 Applied Materials Inc 1,500,958
330 Broadcom Inc 146,523
3,580 Enphase Energy Inc (2) 993,343
17,930 Intel Corp 462,056
4,050 Lattice Semiconductor Corp (2) 199,300
8,230 NVIDIA Corp 999,040
16,540 QUALCOMM Inc 1,868,689
12,480 Skyworks Solutions Inc 1,064,170
Total Semiconductors & Semiconductor Equipment 7,290,279

Investments in Derivatives
Shares Description (1) Value
Software - 10.1%
6,640 Adobe Inc (2) $ 1,827,328
80 ANSYS Inc (2) 17,736
4,440 Atlassian Corp PLC, Class A (2) 935,020
9,410 Cadence Design Systems Inc (2) 1,537,876
13,480 Fortinet Inc (2) 662,272
9,760 Manhattan Associates Inc (2) 1,298,373
46,645 Microsoft Corp 10,863,621
7,331 Salesforce Inc (2) 1,054,491
4,440 Synopsys Inc (2) 1,356,464
11,620 Teradata Corp (2) 360,917
Total Software 19,914,098
Specialty Retail - 3.4%
11,310 Home Depot Inc 3,120,881
10,700 Lowe's Cos Inc 2,009,567
410 Tractor Supply Co 76,211
3,580 Ulta Beauty Inc (2) 1,436,260
Total Specialty Retail 6,642,919
Technology Hardware, Storage & Peripherals - 7.5%
107,618 Apple Inc 14,872,808
Textiles, Apparel & Luxury Goods - 1.1%
360 Lululemon Athletica Inc (2) 100,641
13,114 NIKE Inc, Class B 1,090,036
35,760 Tapestry Inc 1,016,657
Total Textiles, Apparel & Luxury Goods 2,207,334
Total Common Stocks (cost $201,471,020) 196,567,011
Shares Description (1) Value
X 1,075,950 EXCHANGE-TRADED FUNDS - 0.5% (0.5% of Total Investments)
X 1,075,950
3,000 iShares Core S&P 500 ETF $ 1,075,950
Total Exchange-Traded Funds (cost $1,082,999) 1,075,950
Total Long-Term Investments (cost $202,554,019) 197,642,961
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.4% (3.3% of Total Investments)
6,774,937 REPURCHASE AGREEMENTS - 3.4% (3.3% of Total Investments)
X 6,774,937
$ 6,775 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$6,775,406, collateralized by $7,475,800, U.S. Treasury
Note, 2.25%, due 8/15/27, value $6,910,439
0.830% 10/03/22 $ 6,774,937
Total Short-Term Investments (cost $6,774,937) 6,774,937
Total Investments (cost $ 209,328,956 ) - 103 .2% 204,417,898
Other Assets Less Liabilities -  (3.2)%(3) (6,386,621)
Net Assets Applicable to Common Shares - 100% $ 198,031,277
Options Written
Description (4) Type
Number of
Contracts
Notional
Amount (5)
Exercise
Price Expiration Date Value
S&P 500® Index Call (100) $ (39,000,000) $ 3,900 10/21/22 $ (79,000)
S&P 500® Index Call (30) (12,300,000) 4,100 10/21/22 (3,075)
Total Options Written (premiums received $257,899) (130) $(51,300,000) $(82,075)

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JCE
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 196,567,011 $ – $ – $ 196,567,011
Exchange-Traded Funds 1,075,950 – – 1,075,950
Short-Term Investments:
Repurchase Agreements – 6,774,937 – 6,774,937
Investments in Derivatives:
Options Written* (82,075) – – (82,075)
Total
$ 197,560,886 $ 6,774,937 $ – $ 204,335,823
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(4) Exchange-traded, unless otherwise noted.
(5) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
S&P Standard & Poor's